General Partner and Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General Partner and Related Party Transactions
Brokerage charge	$ 13,588,815	$ 18,296,608	$ 31,293,188
Incentive fees	2,561,516	8,103,140	1,511,082
Organizational and offering costs	770,629	1,031,123	1,614,953
Operating expenses	$ 666,353	$ 888,192	$ 1,392,827
Maximum
General Partner and Related Party Transactions
Percent of the notional amount of a swap transaction used as the basis for fees paid to a counterparty	0.50%
Percentage of average month-end net assets as basis for determining operating expense reimbursements	0.25%
Class A
General Partner and Related Party Transactions
Brokerage charge (as a percent)	7.00%
Organization and Offering Reimbursement (as a percent)	0.10%
Operating Expense (as a percent)	0.25%
Class B
General Partner and Related Party Transactions
Brokerage charge (as a percent)	7.45%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
Legacy 1 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	4.50%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
Legacy 2 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	4.75%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
Global 1 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	3.95%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
Global 2 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	4.20%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
Global 3 Class
General Partner and Related Party Transactions
Brokerage charge (as a percent)	5.95%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner
General Partner and Related Party Transactions
Minimum ownership of units as a percentage of all capital contributions of all Partners to the Partnership, option one	1.00%
Value of minimum ownership of units, option two	$ 25,000
Percentage of total capital contributions of all partners and all related limited partnerships used in computation of minimum net worth, option one	5.00%
Percentage of Units being offered for sale in the Partnership used in computation of minimum net worth, option one	5.00%
Amount of minimum net worth required to be maintained, option two	$ 50,000
Amount of maximum net worth required to be maintained	$ 1,000,000
Percentage of General Partners limited partnership interest in the entity treated as a general partnership interest	10.00%
Minimum amount to which the general partner will reduce the brokerage charge after offset of transaction costs and consulting fees	$ 0
EMC
General Partner and Related Party Transactions
Brokerage charge	488,900
Incentive fees	$ 59,800